CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss	$ (8,033)	$ (7,070)	$ (12,096)	$ (14,180)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation			474	470
Changes in accrued liability for employee rights upon retirement, net			3	17
Share-based compensation	213	315	411	779
Financial expenses (income), net			15	(14)
Net changes in operating leases			(48)	(30)
Changes in fair value of marketable securities			(59)	76	$ 138
Changes in operating asset and liabilities:
Receivables from collaborative arrangements			1,197	2,949
Prepaid expenses and other current assets			(482)	(201)
Accounts payable, accrued expenses and other			(782)	553
Net cash used in operating activities			(11,367)	(9,581)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(54)	(358)
Investment in marketable securities			(4,065)	(19,640)	(32,322)
Proceeds from sales and maturity of marketable securities			18,946	19,852	51,498
Short-term deposits			500	(19,900)
Long-term deposits			2	(12)
Net cash provided by (used in) investing activities			15,329	(20,058)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from exercise of options			83	151
Proceeds from issuance of shares, net of issuance costs				26,306
Net cash provided by financing activities			83	26,457
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS			(15)	14
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH			4,030	(3,168)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD			8,272	9,762	9,762
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE PERIODs	12,302	6,594	12,302	6,594	8,272
Cash and Cash equivalents	11,152	5,444	11,152	5,444	$ 7,122
Restricted cash	1,150	1,150	1,150	1,150
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	$ 12,302	$ 6,594	12,302	6,594
SUPPLEMENTARY INFORMATION:
Interest received			$ 582	$ 628